united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 8/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018
	Shares		Value
		SHORT-TERM INVESTMENT - 43.7%
		MONEY MARKET FUND - 43.7%
	4,786,703	Federated Government Obligations Fund - Institutional Shares, 1.83% *+	$4,786,703
		TOTAL SHORT-TERM INVESTMENT (Cost - $4,786,703)

		TOTAL INVESTMENT - 43.7% (Cost - $4,786,703)	$4,786,703
		OTHER ASSETS LESS LIABILITIES - NET - 56.3%	6,175,695
		NET ASSETS - 100.0%	$10,962,398

*	Money Market Fund; rate reflects seven-day effective yield on August 31, 2018.
+	A portion of this investment is a holding of IQSF Fund Limited.

LONG FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration Date	Notional Value at August 31, 2018	Unrealized Appreciation
18	Amazon.com	ADM Investor Services, Inc.	Sep-18	3,626,712	$221,611
119	Apple, Inc.	ADM Investor Services, Inc.	Sep-18	2,711,653	221,837
310	Microsoft Corp.	ADM Investor Services, Inc.	Sep-18	3,485,950	118,116
	Total Net Unrealized Appreciation on Long Futures Contacts				$561,564

SHORT FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration Date	Notional Value at August 31, 2018	Unrealized Depreciation
550	SPDR Dow Jones Industrial Average ETF Trust	ADM Investor Services, Inc.	Sep-18	14,305,500	$(7,092)
	Total Net Unrealized Depreciation on Short Futures Contacts				$(7,092)

	TOTAL RETURN SWAP
	Notional Value at August 31, 2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
	13,017,660	Richmond Global Basket Total Return Swap +	Deutsche Bank	0.35% of the notional value	Total returns from the Richmond Global Basket	3/3/2023	$(97,893)
			Total Net Unrealized Depreciation on Swap Contract				$(97,893)
+	This investment is a holding of IQSF Fund Limited.

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Total Return Swap Top Holdings ^

The following table represents top individual positions and related values within the total return swap as of August 31, 2018.

FUTURES CONTRACTS
Short Positions
Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at August 31, 2018	Unrealized Appreciation/ (Depreciation)	Weighted %
9	10 year US Treasury Notes Future	Deutsche Bank	Dec-18	1,122,004	351	(0.36)
1	2 year Euro-Schatz Future	Deutsche Bank	Dec-18	184,052	(120)	0.12
3	2 year US Treasury Notes Future	Deutsche Bank	Dec-18	653,612	(449)	0.46
1	3 month Euro (EURIBOR)	Deutsche Bank	Jun-20	342,573	135	(0.14)
10	3 month Sterling	Deutsche Bank	Dec-19	1,682,515	(978)	1.00
1	3 year Australian Treasury Bond Future	Deutsche Bank	Sep-18	292,678	583	(0.60)
3	30 year US Treasury Bonds Future	Deutsche Bank	Dec-18	453,449	(22)	0.02
3	AUD/USD	Deutsche Bank	Sep-18	187,514	1,305	(1.33)
2	Brent Crude Monthly Future	Deutsche Bank	Sep-18	141,202	2,371	(2.42)
5	CAD/USD	Deutsche Bank	Sep-18	396,861	(127)	0.13
5	CHF/USD	Deutsche Bank	Sep-18	645,095	(3,254)	3.32
4	Coffee C Future	Deutsche Bank	Dec-18	162,311	8,927	(9.12)
1	DAX Index Future	Deutsche Bank	Sep-18	309,183	(1,080)	1.10
1	E-Mini Nasdaq-100	Deutsche Bank	Sep-18	192,691	13,261	(13.55)
4	Euro-BOBL Future	Deutsche Bank	Sep-18	660,338	4,357	(4.45)
15	Eurodollar	Deutsche Bank	Dec-19	3,700,146	(216)	0.22
11	Eurodollar	Deutsche Bank	Mar-19	2,670,045	(443)	0.45
3	FTSE 100 Index Future	Deutsche Bank	Sep-18	269,636	(4,574)	4.67
9	JPY/USD	Deutsche Bank	Sep-18	979,283	2,652	(2.71)
2	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Sep-18	163,069	2,954	(3.02)
5	MSCI Taiwan Index Future	Deutsche Bank	Sep-18	219,778	1,669	(1.70)
2	Nikkei 225 (JPY) Future	Deutsche Bank	Sep-18	244,464	12,354	(12.62)
5	Silver	Deutsche Bank	Dec-18	340,952	5,173	(5.28)
9	Soybean Oil Future	Deutsche Bank	Dec-18	158,264	3,490	(3.57)
13	Soybeans Future	Deutsche Bank	May-19	582,306	(1,577)	1.61
8	Soybeans Future	Deutsche Bank	Jan-19	353,115	(116)	0.12
6	Soybeans Future	Deutsche Bank	Nov-18	236,303	9,937	(10.15)
2	SPI 200 Index	Deutsche Bank	Sep-18	202,325	8,007	(8.18)
10	Sugar No.11 Future	Deutsche Bank	Apr-19	133,503	4,384	(4.48)
1	TOPIX Future	Deutsche Bank	Sep-18	139,669	(2,323)	2.37

Long Positions
	Description
5	10 year Australian Treasury Bond Future	Deutsche Bank	Sep-18	3,639,347	6,199	(6.33)
2	10 year Canadian Govt Bond Future	Deutsche Bank	Dec-18	190,750	1,126	(1.15)
3	10 year Italian Bond Future	Deutsche Bank	Sep-18	494,157	(12,694)	12.97
2	10 year Italian Bond Future	Deutsche Bank	Dec-18	343,214	(1,896)	1.94
1	10 year Japanese Government Bond Future	Deutsche Bank	Sep-18	468,864	(1,338)	1.37
8	2 year Euro-Schatz Future	Deutsche Bank	Sep-18	996,155	285	(0.29)
7	3 month Euro (EURIBOR)	Deutsche Bank	Dec-19	1,916,931	(202)	0.21
7	3 month Euro (EURIBOR)	Deutsche Bank	Mar-19	1,896,330	(132)	0.13
1	3 month Euro (EURIBOR)	Deutsche Bank	Jun-19	174,048	(1)	0.00
7	3 month Sterling	Deutsche Bank	Jun-19	1,069,504	(272)	0.28
2	3 month Sterling	Deutsche Bank	Mar-20	383,117	(330)	0.34
2	3 month Sterling	Deutsche Bank	Mar-19	290,592	(68)	0.07
1	3 month Sterling	Deutsche Bank	Dec-18	212,473	9	(0.01)
1	3 month Sterling	Deutsche Bank	Jun-20	158,728	(4)	0.00
5	5 year US Treasury Notes Future	Deutsche Bank	Dec-18	526,657	(594)	0.61
10	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-19	1,725,049	1,451	(1.48)
1	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-19	228,270	508	(0.52)
2	Brent Crude Monthly Future	Deutsche Bank	Nov-18	143,844	1,221	(1.25)
3	CAC 40	Deutsche Bank	Sep-18	203,593	822	(0.84)
5	CME E-Mini Russell 2000 Index	Deutsche Bank	Sep-18	405,253	(6,975)	7.13
2	Copper Future	Deutsche Bank	Dec-18	148,471	2,873	(2.93)
16	Corn Future	Deutsche Bank	Dec-18	290,582	4,286	(4.38)
51	DJ EURO STOXX Banks Future	Deutsche Bank	Sep-18	308,740	(18,554)	18.95
4	E-mini Dow	Deutsche Bank	Sep-18	565,983	6,542	(6.68)
11	E-Mini S&P 500	Deutsche Bank	Sep-18	1,613,695	15,701	(16.04)
1	EUR/JPY	Deutsche Bank	Sep-18	148,851	(403)	0.41
3	EUR/USD	Deutsche Bank	Sep-18	501,277	2,738	(2.80)
9	EURO STOXX 50 Index Future	Deutsche Bank	Sep-18	352,943	(894)	0.91
3	Euro-BOBL Future	Deutsche Bank	Dec-18	399,665	225	(0.23)
4	Euro-BUND Future	Deutsche Bank	Sep-18	741,339	7,915	(8.09)
2	Euro-BUND Future	Deutsche Bank	Dec-18	369,648	1,811	(1.85)

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

	FUTURES CONTRACTS
	Long Positions (Continued)
	Number of Contracts	Description			Counterparty	Expiration Date	Notional Value at August 31, 2018	Unrealized Appreciation/ (Depreciation)	Weighted %
	1	Euro-BUXL Future			Deutsche Bank	Dec-18	134,629	1,845	(1.88)
	16	Eurodollar			Deutsche Bank	Dec-20	3,840,293	(162)	0.17
	2	Eurodollar			Deutsche Bank	Jun-19	532,789	(1,051)	1.07
	2	Eurodollar			Deutsche Bank	Dec-18	385,536	(80)	0.08
	1	Eurodollar			Deutsche Bank	Sep-19	278,623	(116)	0.12
	1	Euro-OAT Futures			Deutsche Bank	Dec-18	176,397	(9)	0.01
	1	Euro-OAT Futures			Deutsche Bank	Sep-18	170,865	3,787	(3.87)
	2	Gasoil Monthly Future			Deutsche Bank	Nov-18	132,957	1,923	(1.96)
	9	GBP/USD			Deutsche Bank	Sep-18	724,158	3,915	(4.00)
	7	Gold			Deutsche Bank	Dec-18	830,578	4,852	(4.96)
	2	Light Sweet Crude Oil (WTI) Future			Deutsche Bank	Oct-18	141,265	234	(0.24)
	6	Long Gilt Future			Deutsche Bank	Dec-18	955,081	784	(0.80)
	2	Nikkei 225 Future			Deutsche Bank	Sep-18	199,206	(12,617)	12.89
	2	Nikkei 225 Index			Deutsche Bank	Sep-18	219,412	1,118	(1.14)
	1	S&P Canada 60 Index Future			Deutsche Bank	Sep-18	213,290	1,852	(1.89)
	14	Soybeans Future			Deutsche Bank	Jul-19	599,279	1,509	(1.54)
	7	Soybeans Future			Deutsche Bank	Mar-19	288,765	125	(0.13)
	7	Three Month Canadian Bankers Acceptance Future			Deutsche Bank	Mar-19	1,308,542	(2,112)	2.16
	1	Ultra Long-Term T Bond Future			Deutsche Bank	Dec-18	163,229	153	(0.16)

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Counterparty	Currency to Deliver/Receive	Value	In Exchange For	Foreign Currency Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
	9/7/2018	Deutsche Bank	CAD	697,727	EUR	458,880	458,379	(501)
	10/5/2018	Deutsche Bank	CAD	325,094	USD	248,595	248,425	(170)
	9/4/2018	Deutsche Bank	CHF	345,078	CAD	458,880	464,210	5,330
	9/4/2018	Deutsche Bank	CHF	449,244	USD	458,880	463,800	4,920
	9/4/2018	Deutsche Bank	CHF	207,004	CAD	275,328	278,428	3,100
	9/6/2018	Deutsche Bank	CHF	206,634	CAD	275,328	274,433	(895)
	9/27/2018	Deutsche Bank	CHF	231,401	EUR	220,382	220,409	27
	10/5/2018	Deutsche Bank	CHF	207,146	USD	211,735	209,242	(2,493)
	9/6/2018	Deutsche Bank	JPY	36,710,400	AUD	458,880	459,522	642
	9/4/2018	Deutsche Bank	JPY	50,889,792	USD	458,880	458,947	67
	9/21/2018	Deutsche Bank	JPY	37,176,907	USD	338,650	335,794	(2,857)
	9/4/2018	Deutsche Bank	JPY	29,985,431	USD	270,954	273,179	2,225
	1/31/2019	Deutsche Bank	JPY	16,046,536	USD	137,739	137,875	137
	9/20/2018	Deutsche Bank	KRO	189,252,710	USD	165,286	165,420	134
	11/7/2018	Deutsche Bank	KRO	195,864,158	USD	165,286	165,065	(221)
	6/19/2019	Deutsche Bank	MXN	2,749,658	USD	124,834	137,265	12,431
	10/5/2018	Deutsche Bank	NOK	1,167,043	USD	139,544	139,653	109
	9/4/2018	Deutsche Bank	NZD	803,040	EUR	458,880	460,992	2,112
	9/17/2018	Deutsche Bank	TRY	1,602,364	USD	259,462	239,925	(19,537)
	9/17/2018	Deutsche Bank	TRY	621,361	EUR	110,384	145,762	35,378
	9/21/2018	Deutsche Bank	USD	2,664,818	EUR	2,290,577	2,289,409	(1,168)
	9/21/2018	Deutsche Bank	USD	504,310	AUD	687,573	695,586	8,013
	9/5/2018	Deutsche Bank	USD	440,175	AUD	611,354	611,565	211
	10/5/2018	Deutsche Bank	USD	407,373	EUR	350,831	349,435	(1,396)
	10/5/2018	Deutsche Bank	USD	213,000	AUD	292,914	294,493	1,578
	9/17/2018	Deutsche Bank	USD	138,427	NZD	206,608	207,682	1,075
	10/5/2018	Deutsche Bank	USD	265,207	GBP	205,541	207,631	2,090

^	This investment is not a direct holding of IQSF Fund Limited. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

	AUD - Austrailian Dollar		KRO - South Korean Won
	CAD - Canadian Dollar		MXN - Mexican Peso
	CHF - Swiss Franc		NOK - Norwegian Krone
	EUR - Euro		NZD - New Zealand Dollar
	GBP - Pound Sterling		TRY - Turkish Lira
	JPY - Japanese Yen		USD - U.S. Dollar

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

IQ-STRIQUER FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the inputs used as of August 31, 2018 for the Fund's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Money Market Fund	$4,786,703	$-	$-	$4,786,703
Long Futures Contracts	561,564	-	-	561,564
Total	$5,348,267	$-	$-	$5,348,267

Liabilities *	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$7,092	$-	$-	$7,092
Swap Contract	-	97,893	-	97,893
Total	$7,092	$97,893	$-	$104,985

There were no transfers between any Level during the period ended August 31, 2018.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
*Refer to the Portfolio of Investments for industry classification.

Consolidation of Subsidiaries: The consolidated financial statements of the IQ-Striquer Fund include IQSF Fund Limited (“IQSF”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. IQSF commenced operations on March 5, 2018.

A summary of the IQ-Striquer Fund’s investments in IQSF is as follows:

IQSF Fund Limited (IQSF)
August 31, 2018
Fair Value of IQSF	$2,254,577
Other Assets	$ -
Total Net Assets	$2,254,577

Percentage of the Fund's Total Net Assets	20.6%

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

For tax purposes, IQSF is an exempted Cayman investment company. IQSF received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, IQSF is a controlled foreign corporation, which generates and is allocated, no income that is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, IQSF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in each Fund’s investment company taxable income.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Swap Agreements - The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. Swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement will first be offset against the due to broker-swap contract balance outstanding at the time the position is liquidated, with the remainder being recorded as a realized gain or loss on the Consolidated Statement of Operations.

IQSF maintains cash and securities, at least 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the advisor may determine. If the advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety

Futures Contracts - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

The derivative instruments outstanding as of August 31, 2018 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and unrealized gains and losses on derivative instruments during the period serve as indicators of the volume of derivative activity for the fund.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of August 31, 2018:

Derivative Investment Type			Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts			Net unrealized appreciation/(depreciation) from futures contracts Net unrealized depreciation on swap contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of August 31,2018:
Derivative Investment Value
Derivative Investment Type	Equity Contracts	Currency Contracts	Commodity Contracts	Interest Rate Contracts	Total as of August 31, 2018
Futures	$554,472	$-	$-	$-	$554,472

The following is a summary of the Fund’s realized gain (loss) on derivative investments categorized by primary risk exposure as of August 31, 2018:

Realized gain/(loss) on derivatives
Derivative Investment Type	Equity Contracts	Currency Contracts	Commodity Contracts	Interest Rate Contracts	Total as of August 31, 2018
Futures	$(156,702)	$-	$-	$-	$(156,702)

The following is a summary of the Fund's notional value, net unrealized appreciation/depreciation, and realized gain/losses from the swap as of August 31, 2018:

Net Unrealized Depreciation	Net Realized Gain	Notional
$(97,893)	$-	$13,017,660

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/23/18

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/23/18